Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Roan Holdings Group Co., Ltd. (formerly known as China Lending Corporation or DT Asia Investments Limited) (“Roan”, or the “Company”) is a holding company incorporated on April 8, 2014, under the laws of the British Virgin Islands. On November 27, 2019, the BVI Registrar of Corporate Affairs approved the Company’s name change to Roan Holdings Group Co., Ltd., and on January 8, 2020, the Financial Industry Regulatory Authority (“FINRA”) accepted the Company’s request for the following changes on the Over the Counter Bulletin Board (“OTCBB”): 1) the name change from China Lending Corporation to Roan Holdings Group Co., Ltd., and 2) the ticker symbol change from “CLDOF” to “RAHGF” for its ordinary shares and from “CLDCF” to “RONWF” for its warrants. The new CUSIPS of the Company’s ordinary shares and warrants are G7606D 115 and G7606D 107, respectively.

On December 30, 2019, the Company set up Fortis Health Industrial Group Limited in Hong Kong, which was a holding company and did not commence operation as of December 31, 2019.

Acquisition of Lixin Financial Holdings Group Limited (“Lixin Cayman”)

In January 2019, the Company acquired 1% equity interest in Zhejiang Lixin at a cash consideration of $427,318 (RMB 2,858,600).

On June 13, 2019 and August 23, 2019, the Company entered into a share purchase agreement (“SPA”) and a supplementary to the SPA with Lixin Cayman and certain shareholders of Lixin Cayman., pursuant to which the Company would acquire 65.0177% equity interests in Lixin Cayman and its subsidiaries at a consideration of approximately $39.38 million (RMB 276.00 million).  Lixin Cayman is engaged in financial guarantee business, asset management, supply chain financing, and business factoring through its subsidiaries based in Zhejiang Province, China.

The transaction was closed on December 20, 2019 upon the Company’s issuance of 291,795,150 Class B Preferred Shares at the consideration of $31.09 million (RMB 217.88 million). These convertible preferred shares are embedded with liquidation preference and dividend preference but with no voting rights. Upon the second anniversary of the closing date, the preferred shares are convertible to the equal number of ordinary shares or can be redeemed at a conversion price calculated at the average closing price per share for ninety consecutive trading days before conversion date.

Disposition of Urumqi Fenghui Direct Lending Co., Ltd. (“Feng Hui”)

On July 31, 2019 and November 22, 2019, the Company entered into a framework agreement (the “Agreement”) and a supplementary to the Agreement with Zhejiang Zhongfeng Investment Management Co., Ltd. (“Zhongfeng”, or the “Purchaser”), pursuant to which Zhongfeng will either acquire a 100% equity interest in Feng Hui, a variable interest entity of the Company, or enter into a series of agreements to become primary beneficiary of Feng Hui. Feng Hui primarily provides loan facilitation services to micro, small and medium sized enterprises in the Xinjiang Uygur Autonomous Region. On November 22, 2019, the disposition transaction was closed at a consideration of approximately $1.44 million (RMB 10 million) upon the Company received a deposit of $504,713 (RMB 3.5 million) and transferred control over Feng Hui to Zhongfeng. On April 30, 2020, the Company subsequently received additional $0.43 million (RMB 3.0 million) from Zhongfeng.

Upon closing of the disposition on November 22, 2019, the Company released all equity interests to Feng Hui’s shareholders and those interests were transferred to Zhongfeng through Feng Hui’s shareholders. Zhongfeng assumed all assets and obligations of Feng Hui. Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the microcredit business or the employees of Feng Hui, nor to the Purchaser.

As of December 31, 2019, the Company was mainly engaged in management and assessment services for factoring business through Zeshi, loan business through Zhiyuan, the factoring company, and financial guarantee services, and financial consulting services through Lixin Cayman and its subsidiaries.

The accompanying consolidated financial statements reflect the activities of the Company and its subsidiaries as follows:

Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited	100% owned by Adrie
Fortis Health Industrial Group Limited (“FHIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company	100% owned by Roan HK
Feng Hui Ding Xin (Beijing) Financial Consulting Co., Limited (“Ding Xin”)

●     A PRC company and deemed a wholly foreign owned enterprise

●      Incorporated on May 20, 2015

●      Registered capital of $1 million with registered capital fully paid-up

●      Engaged in the business of financial consulting services

100% owned by Roan HK
Ningbo Ding Tai Financial Leasing Co., Limited (“Ding Tai”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services	100% owned by Roan HK
Xinjiang Xin Quan Financial Leasing Co., Limited (“Xin Quan”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on January 24, 2017 ● Registered capital of $50 million ● Planning for financial lease services	60% owned by Roan HK
Zhiyuan Commercial Factoring (Guangzhou) Co., Limited. (“Zhiyuan”)

●      A PRC limited liability company

●      Incorporated on November 19, 2018

●      Registered capital of $4,321,434 (RMB 30 million)

●      Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

99% owned by Ding Xin
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Zeshi”)

●      A PRC limited liability partnership

●      Incorporated on December 21, 2017

●      Acquired on November 29, 2019

●      Registered capital of $7,750,878 (RMB 51 million)

●      Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

98.04% owned by Ding Tai and 1.96% owned by Ding Xin as of December 31, 2019. Ding Xin transferred the 1.96% equity interest to Nibo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”)
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan

Name	Background	Ownership
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”)

●      A PRC limited liability company

●      Incorporated on July 3, 2015

●      Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●      Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by Roan HK
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

●      A PRC limited liability company

●      Incorporated on January 5, 2013

●      Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●      Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●      A PRC limited liability company

●      Incorporated on March 21, 2017

●      Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●      Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM